RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Share	Dec. 31, 2017 USD ($) Share
Statements Line Items
Number of units granted in share-based payment arrangement | Share	103,884	37,832
Value of units granted in share-based payment arrangement	$ 297	$ 115
Number of units outstanding | Share	652,276	548,392
Value of units outstanding	$ 1,407	$ 1,320
Shared common administrative services and office space [Member]
Statements Line Items
Expenses from related party transactions	16	24
Amounts receivable, related party transactions	1	2
Legal services [Member]
Statements Line Items
Expenses from related party transactions	189	60
Amounts payable, related party transactions	$ 5	$ 0